Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended	22 Months Ended	34 Months Ended	46 Months Ended	58 Months Ended	70 Months Ended	82 Months Ended
		Nov. 12, 2018	Aug. 31, 2019	Aug. 31, 2025	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000201187
Account Value [Line Items]
Line Graph and Table Measure Name				Symmetry Panoramic US Equity Fund, Class I Shares
Accumulated Value		$ 10,000	$ 10,626		$ 11,341	$ 15,446	$ 14,050	$ 15,522	$ 19,600	$ 21,876
C000201184
Account Value [Line Items]
Line Graph and Table Measure Name				Symmetry Panoramic International Equity Fund, Class I Shares
Accumulated Value		10,000	10,293		10,744	13,728	11,218	12,398	14,552	17,124
C000201182
Account Value [Line Items]
Line Graph and Table Measure Name				Symmetry Panoramic Global Equity Fund, Class I Shares
Accumulated Value		10,000	10,499		11,126	14,752	12,889	14,190	17,393	19,824
C000201186
Account Value [Line Items]
Line Graph and Table Measure Name				Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares
Accumulated Value		10,000	10,520		11,219	14,840	12,869	14,402	17,438	20,005
C000201188
Account Value [Line Items]
Line Graph and Table Measure Name				Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares
Accumulated Value		10,000	10,775		11,316	11,301	10,287	10,264	10,961	11,300
C000201185
Account Value [Line Items]
Line Graph and Table Measure Name				Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares
Accumulated Value		10,000	10,310		10,466	10,477	10,105	10,232	10,628	10,730
C000201183
Account Value [Line Items]
Line Graph and Table Measure Name				Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares
Accumulated Value		10,000	11,058		11,407	11,413	10,082	10,056	10,757	11,062
C000201181
Account Value [Line Items]
Line Graph and Table Measure Name				Symmetry Panoramic Alternatives Fund, Class I Shares
Accumulated Value		10,000	10,239		9,815	10,899	12,190	12,892	13,919	15,067
MSCI US Broad Market Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			MSCI US Broad Market Index (TR) (USD)
Accumulated Value		10,000	10,863		13,192	17,632	15,285	17,571	22,164	25,681
MSCI ACWI ex-USA IMI (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[3],[4]			MSCI ACWI ex-USA IMI (Net) (USD)
Accumulated Value		10,000	10,391		11,291	14,260	11,413	12,739	15,005	17,353
MSCI ACWI IMI (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[5],[6],[7]			MSCI ACWI IMI (Net) (USD)
Accumulated Value		10,000	10,625		12,266	15,959	13,367	15,149	18,576	21,455
MSCI ACWI IMI (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[8],[9],[10]			MSCI ACWI IMI (Net) (USD)
Accumulated Value		10,000	10,625		12,266	15,959	13,367	15,149	18,576	21,455
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[11]			Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Accumulated Value		10,000	11,180		11,904	11,894	10,524	10,399	11,158	11,508
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Municipal Bond Index (USD)
Accumulated Value		10,000	11,019		11,376	11,762	10,747	10,930	11,595	11,604
Bloomberg Global Aggregate Hedged Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Hedged Index
Accumulated Value		10,000	11,138		11,502	11,589	10,431	10,489	11,273	11,667
MSCI ACWI IMI (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[12],[13],[14]			MSCI ACWI IMI (Net) (USD)
Accumulated Value		10,000	10,625		12,266	15,959	13,367	15,149	18,576	21,455
S&P Short Term National AMT-Free Muni. Bond (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[15]			S&P Short Term National AMT-Free Muni. Bond (TR) (USD)
Accumulated Value		$ 10,000	$ 10,388		$ 10,633	$ 10,730	$ 10,428	$ 10,595	$ 11,040	$ 11,410

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	(Net) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	IMI - Investable Market Index
[5]	(Net) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[6]	ACWI – All Country World Index
[7]	IMI - Investable Market Index
[8]	(Net) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[9]	ACWI – All Country World Index
[10]	IMI - Investable Market Index
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[12]	(Net) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[13]	ACWI – All Country World Index
[14]	IMI - Investable Market Index
[15]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.